Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Allowances for excess and obsolete inventories		$ 396	$ 338
Depreciation expense related to property, plant and equipment		381	315	275
Impairment of long-lived assets		0	0	0
Goodwill		9,049	7,172	6,151
Indefinite-lived intangible assets		5,055	4,743
Estimated useful lives of intangible assets, minimum		2 years
Estimated useful lives of intangible assets, maximum		30 years
Amortization expense		360
Number of years as first period of amortization		5 years
Net foreign currency transaction gains (losses)		24	18	10
Devaluation charges	12
Net investment in Venezuela		39
Net allowances for doubtful accounts		132	120
Compensation cost charged against income for share-based compensation arrangements		86	74	68
Income tax benefit recognized for share-based compensation arrangements		26	22	15
Anti-dilutive stock options outstanding		7	5	3
Indefinite-lived trade names [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		$ 643
Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Maximum Derivative Financial Instrument's Term (months)		2 months
Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Maximum Derivative Financial Instrument's Term (months)		24 months